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                                    Rule 497(e) File Nos. 033-49552 and 811-6740

                              SUPPLEMENT
     Dated August 26, 2002 to Prospectus dated December 31, 2001

                 CITI(SM) INSTITUTIONAL CASH RESERVES

Effective immediately, the Fund's service providers have instituted additional voluntary fee waivers for all classes. The Fee Table in the Fund's prospectus is revised to read as follows:

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FEE TABLE
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SHAREHOLDER FEES - Fees Paid Directly From Your Investment
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Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Deferred Sales Charge (Load)                                  None

ANNUAL FUND OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
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                                  CLASS I     CLASS L   CLASS O     CLASS S
Management Fees                    0.20%       0.20%     0.20%       0.20%
Distribution (12b-1) Fees
(includes service fees)            0.35%       0.10%     0.60%       0.25%
Other Expenses                     0.07%       0.07%     0.07%       0.07%
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Total Annual Operating Expenses*   0.62%       0.37%     0.87%       0.52%
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*Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual fund operating expenses for Class I, Class L, Class O and Class S shares are expected to be:

                                   0.45%       0.20%     0.15%       0.35%

These fee waivers and reimbursements may be reduced or terminated at any time.

Expenses for Class I and O shares are based on estimated amounts for the current fiscal year.
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